Debt - Convertible Notes Due 2031 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions			1 Months Ended
	Sep. 04, 2025 USD ($) trading_day equityInstrument $ / shares	Sep. 10, 2024 USD ($) equityInstrument trading_day $ / shares	Jan. 31, 2026 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,667,273	$ 1,399,462
Convertible Notes due 2031 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate		2.50%		2.50%
Face amount of debt instrument		$ 500,000		$ 500,000	$ 500,000
Net proceeds from the issuance of convertible debt		494,200
Payments of debt issuance costs		$ 5,800
Effective interest rate		2.68%
Conversion rate		0.015621851
Shares underlying conversion (in shares) | equityInstrument		7.8
Conversion price (in USD per share) | $ / shares		$ 64.0129
Threshold trading days | trading_day		20
Consecutive trading days | trading_day		30
Threshold percentage of stock price trigger		150.00%
Threshold days for parity event or trading price unavailability event		10 days
Threshold percentage of average daily volume-weighted average trading price of common stock		25.00%
Convertible Notes due 2031 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate			0.015684528
Conversion price (in USD per share) | $ / shares			$ 63.7571
Convertible Notes due 2031 | Senior Unsecured Notes | Minimum
Debt Instrument [Line Items]
Acquisition of control notice, period		40 days
Convertible Notes due 2031 | Senior Unsecured Notes | Maximum
Debt Instrument [Line Items]
Acquisition of control notice, period		60 days
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	2.00%			2.00%
Face amount of debt instrument	$ 750,000			$ 750,000
Net proceeds from the issuance of convertible debt	742,000
Payments of debt issuance costs	$ 8,000
Effective interest rate	2.16%
Conversion rate	0.015471781
Shares underlying conversion (in shares) | equityInstrument	11.6
Conversion price (in USD per share) | $ / shares	$ 64.6338
Threshold trading days | trading_day	20
Consecutive trading days | trading_day	30
Threshold percentage of stock price trigger	150.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate			0.0154552815
Conversion price (in USD per share) | $ / shares			$ 64.7028
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Minimum
Debt Instrument [Line Items]
Acquisition of control notice, period	40 days
2.000% Senior Unsecured Convertible Notes due 2032 | Senior Unsecured Notes | Maximum
Debt Instrument [Line Items]
Acquisition of control notice, period	60 days